Indebtedness (Details) € in Thousands			1 Months Ended				12 Months Ended
	Jan. 06, 2020 USD ($)	Aug. 12, 2015 USD ($)	Jun. 19, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Sep. 30, 2018 USD ($)	Jun. 19, 2015	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2010 USD ($)
Indebtedness (Details) [Line Items]
Revolving credit facilities							$ 25,000,000.00
Revolving credit facility, description							(a) 90% of the net amount of eligible accounts receivable; plus, (b) the lower of: (i) sum of: (1) 50% of the net amount of eligible inventory; plus (2) 45% of the net amount of eligible in-transit inventory; (ii) $10.00 million; or (iii) 50% of the aggregate amount of revolving loans outstanding, minus (c) the sum of all reserves. Under the Credit Facility: (i) the Company’s fixed charge coverage ratio may not be less than 1.10:1.00, and (ii) the Company may make dividends or distributions in shares of stock of the same class and also distributions for the payment of taxes. As of December 31, 2020, and 2019, the Company was in compliance with all terms and conditions of its Credit Facility.
Revolving line of credit bears interest, description							The revolving line of credit bears interest at the sum of (i) the greater of (a) the daily Prime Rate, or (b) LIBOR plus 2%; and (ii) 1%.
Loan amount					$ 1,000,000.00				$ 150,000
Balance amount								$ 150,000
Variable interest, description						The CB Loan accrues interest at an initial rate of 4.99% and is variable on an annual basis in accordance with the United States Treasury Note Index Rate plus 2.66% and subject to a minimum rate of 4.65%.
Capex Loan [Member]
Indebtedness (Details) [Line Items]
Revolving credit facility, description							All borrowings against this loan are payable on a straight-line basis over 5 years and accrue interest at the greater of (a) the daily Prime Rate or (b) the daily LIBOR Rate plus 4%.
Loan amount							$ 500,000
Term of credit facility							5 years
Balance amount							$ 0	380,000
Balance, Current							0	100,000
Term Loan [Member]
Indebtedness (Details) [Line Items]
Revolving credit facility, description					The Term Loan accrues interest at the sum of the (i) the greater of (a) the daily Prime Rate, or (b) LIBOR plus 2%; and (ii) 1.5% and has a maturity date of May 25, 2021.
Balance amount							0	560,000
CB Loan [Member]
Indebtedness (Details) [Line Items]
Balance amount							0	1,160,000
Promissory note payable			$ 1,300,000
Debt instrument maturity date, description			The CB Loan had a maturity date of July 1, 2040 and was collateralized by the Alondra Building (Note 20) and was guaranteed by Ittella International.
CDC Loan [Member]
Indebtedness (Details) [Line Items]
Loan amount		$ 1,060,000.00
Balance amount							0	870,000
Accrued interest, percentage		2.88%
Maturity date		Aug. 01, 2035
Notes payable [Member]
Indebtedness (Details) [Line Items]
Loan amount	$ 2,100,000
Balance amount							2,020,000.00	0
Accrued interest, percentage	3.60%
Maturity date	Jan. 31, 2035
Financial covenants, description	Financial covenants of the Note include a minimum fixed charge coverage ratio of 1.20 to 1.00.
Ittella Italy [Member]
Indebtedness (Details) [Line Items]
Promissory note payable | €				€ 400
Debt instrument maturity date, description				The note accrues interest at 2.5% and has a maturity date of April 15, 2021, when the full principal and interest are due.
Accrued interest, percentage				2.50%
Balance on promissory note							$ 80,000.00
Loan amount								$ 300,000